                              SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A


                                        ------

                            FINANCIAL STATEMENTS FOR THE
                             YEAR ENDED DECEMBER 31, 1998
                           AND INDEPENDENT AUDITORS' REPORT

                           SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT A



                             STATEMENT OF CONDITION
                               DECEMBER 31, 1998

ASSETS:

     Investment in MFS/Sun Life Series Trust:
              Money Market Series ("MMS"),
              252,793 shares at $1.00 per share
              (cost $252,793)                                 $        252,793

    Receivable from sponsor                                             14,690
                                                               ---------------

NET ASSETS                                                    $        267,483
                                                               ---------------
                                                               ---------------

APPLICABLE TO OWNERS OF VARIABLE ANNUITY CONTRACTS:

     Deferred contracts (57,095 units at
     $3.13561 per unit)                                       $        179,027
     Reserve for variable annuities                                     88,456
                                                               ---------------

                                                              $        267,483
                                                               ---------------
                                                               ---------------


                   See notes to audited financial statements.

                           SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT A


                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:

     Dividends                                                   $       13,018

EXPENSE:

     Mortality and expense risk charges                                   1,838
                                                                  -------------

NET INVESTMENT INCOME                                            $       11,180
                                                                  -------------
                                                                  -------------


                See notes to audited financial statements.

                            SUN LIFE OF CANADA (U.S.)
                               VARIABLE ACCOUNT A


                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEARS ENDED
                                                          DECEMBER 31,

                                                    1998              1997
                                                    ----              ----
OPERATIONS:

     Net investment income                     $      11,180     $      12,325

          Net increase in net assets
            from operations                           11,180            12,325
                                                ------------      ------------

PARTICIPANT TRANSACTIONS:

     Net accumulation activity:

          Redemptions                                (12,471)          (20,570)
                                                ------------      ------------
     Annuitization activity:

          Annuity payments                           (22,132)          (24,973)
          Actuarial adjustment                        14,294             8,167
                                                ------------      ------------

            Net annuitization activity                (7,838)          (16,806)
                                                ------------      ------------
     Net decrease in net assets from
          participant activity                       (20,309)          (37,376)
                                                ------------      ------------

NET DECREASE IN NET ASSETS                            (9,129)          (25,051)

NET ASSETS:

     Beginning of year                               276,612           301,663
                                                ------------      ------------
     End of year                               $     267,483     $     276,612
                                                ------------      ------------
                                                ------------      ------------


                   See notes to audited financial statements.

                              SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A

                            NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION:

     Sun Life of Canada (U.S.) Variable Account A (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.


2.   FEDERAL INCOME TAX STATUS:

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.


3.   INVESTMENT VALUATIONS:

     At December 31, 1998, the Variable Account was fully invested in shares of MFS/Sun Life Series Trust, Money Market Series ("MMS"). Investment in shares of MMS are recorded at their net asset value. Dividend income received by MMS is reinvested in additional shares of MMS and is recognized on the ex-dividend date.


4.   MORTALITY AND EXPENSES RISK CHARGES:

     A deduction based on the value of either the variable accumulation units credited to a deferred contract's accumulation account or the annuity units credited to either an immediate or a deferred contract, as the case may be, is made by the Sponsor from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.0% of the respective values.

                              SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A

                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5.   RESERVE FOR VARIABLE ANNUITIES:

     The reserve for variable annuities (contracts in payment period) has been calculated using the Progressive Annuity Table (for year of birth
     1900) with interest equal to the assumed interest rate used in determining the annuity units and the annuity unit values. Separate tables were used for male and female annuitants. Required adjustments to the reserve will be accomplished by transfers to or from the Sponsor.


6.   CHANGE IN ACCUMULATION UNITS OUTSTANDING:

                                                     Years Ended
                                                     December 31,
                                                 1998           1997
                                                 ----           ----
     Redeemed during the year                   (3,029)        (7,762)

      Units outstanding:
          Beginning of year                     60,124         67,886
                                                ------         ------
          End of year                           57,095         60,124
                                                ------         ------
                                                ------         ------

INDEPENDENT AUDITORS' REPORT



To the Participants in Sun Life of Canada (U.S.) Variable Account A and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account A (the "Variable Account") as of December 31, 1998 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
February 6, 1999